Depreciation Expenses	12 Months Ended
Dec. 31, 2025
Depreciation amortization and impairment [abstract]
Depreciation Expenses

NOTE 39. DEPRECIATION EXPENSES
The account breaks down as follows as of the indicated dates:

	12.31.25	12.31.24	12.31.23
Depreciation of Property, Plant and Equipment	(177,502,333)	(116,109,599)	(123,792,974)
Amortization of Organization and Development Expenses	(100,995,644)	(121,226,219)	(116,068,519)
Depreciation of other intangible assets	(17,658,507)	(2,267,598)	(3,151)
Others (*)	(8,428,768)	(7,797,035)	(1,564,310)
Total	(304,585,252)	(247,400,451)	(241,428,954)
(*) "Other" include the depreciation of various assets and losses from sale or depreciation of property, plant and equipment.